ADVANCES FROM FEDERAL HOME LOAN BANK (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Advances from the FHLB, Amount
2012				$ 1,000,000
2013				4,000,000
2015			4,000,000	6,500,000
After five years			32,344,000	32,362,000
Total	34,330,000		36,344,000	43,862,000
Advances from the FHLB, Rate
2012				0.36%
2013				3.58%
2015			4.22%	4.09%
After five years			4.13%	4.13%
Total			4.14%	3.99%
Additional disclosures
Eligible loans pledged as collateral for advances			43,800,000	58,100,000
Fair value of securities pledged as collateral for advances			3,800,000	15,900,000
Average advances			38,800,000	56,000,000
Average interest rate (as a percent)			4.15%	3.84%
Maximum outstanding amount at any month end			42,900,000	64,800,000
Prepaid advances			9,100,000	1,400,000
Realized losses on the early extinguishment	$ 141,000	$ 121,000	$ 217,000	$ 188,000